Leases - Lessee: Component of Lease Expense (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Mar. 31, 2021
Finance Leases Cost [Abstract]
Depreciation expenses of right-of-use assets	¥ 536	¥ 534	¥ 359
Interest expenses of lease liabilities	150	106	131
Finance lease cost total	686	640	490
Operating lease cost	52,279	49,725	42,964
Short-term lease cost	2,742	3,034	3,347
Variable lease cost	1,297	65	230
Sublease income	(8,819)	(3,192)	(4,142)
Total	¥ 48,185	¥ 50,272	¥ 42,889